Schedule of valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Federal statutory rate	$ (2,034)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%
State income taxes, net of federal benefit	$ 2
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent
Nondeductible items	$ 2
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent
Bargain purchase	$ (275)
[custom:EffectiveIncomeTaxRateReconciliationAtBargainPurchaseIncomeTaxRate]	2.80%
Change in valuation allowance	$ 2,307
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	25.00%
Other	$ (2)
[custom:EffectiveIncomeTaxRateReconciliationAtOtherIncomeTaxRate]
Total income tax provision
[custom:EffectiveIncomeTaxRateContinuingOperation]